Loss Per Share (Tables)	12 Months Ended
Sep. 30, 2023
Loss Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the years indicated:
	For the years ended September 30,
	2021	2022	2023
	RMB	RMB	RMB	USD
Numerator:
Net (loss) income attributable to FLJ Group Limited’s ordinary shareholders	(569,174)	820,023	(71,313)	(9,774)
Net loss from continuing operations attributable to FLJ Group Limited’s ordinary shareholders	(130,572)	(495,086)	(27,299)	(3,742)
Net (loss) income from discontinued operations attributable to FLJ Group Limited’s ordinary shareholders	(438,602)	1,315,109	(44,014)	(6,032)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	146,069,290,900	1,025,842,445,700	2,805,073,364,600	2,805,073,364,600

Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted	(0.00)	0.00	(0.00)	(0.00)
Net loss per share from continuing operations attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted	(0.00)	(0.00)	(0.00)	(0.00)
Net (loss) earnings from per share discontinued operations attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted	(0.00)	0.00	(0.00)	(0.00)